Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Other Current Liabilities [Abstract]
Statutory liabilities	$ 11,261	$ 5,688
Employee related payables	6,914	7,066
Refund due to customers	49,527	22,558
Deferred income	576	236
Other liabilities (related to business combination) (refer note 7 (b))	5,473	5,441
Total	$ 73,751	$ 40,989